100 Pearl Street, Hartford, CT 06103	800.248.7971	VIRTUS.COM

1933 Act/Rule 485(a)

March 10, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 47

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 47 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of including an updated Statement of Additional Information associated with our pending registration of a new fund, Virtus Global Commodities Stock Fund. This amendment also includes a consent of independent registered public accounting firm, filed as Exhibit j.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr